Schedule of geographical markets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	€ 347,186	€ 109,357	€ 124,926
United States [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	54,791	68,359	63,992
Canada [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	4,226	8,965	24,396
Austria [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	17,718	10,261	6,803
United Kingdom [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	256,075	2,886	8,610
Nordics [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	2,440	2,871	11,032
Germany [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	966	7,260	10,495
Other Europe [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	6,286	4,441	(5,277)
Other markets [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	4,684	4,314	4,873
Commercialized products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	63,002	65,939	129,674
Commercialized products [member] | United States [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	40,339	36,414	63,700
Commercialized products [member] | Canada [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	4,226	8,965	24,396
Commercialized products [member] | Austria [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	9,341	3,333	2,668
Commercialized products [member] | United Kingdom [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	2,721	1,848	8,596
Commercialized products [member] | Nordics [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	2,440	2,866	11,027
Commercialized products [member] | Germany [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	726	7,060	10,345
Commercialized products [member] | Other Europe [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	3,075	2,068	4,961
Commercialized products [member] | Other markets [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	134	3,384	3,980
COVID [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	253,314
COVID [member] | United States [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
COVID [member] | United Kingdom [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	253,314
Vaccine candidates [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	3,257	31,604	(10,516)
Vaccine candidates [member] | United States [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		31,604	162
Vaccine candidates [member] | Other Europe [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers			(10,678)
Vaccine candidates [member] | Other markets [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	3,257
Technologies and services [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	27,613	11,814	5,768
Technologies and services [member] | United States [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	14,452	341	130
Technologies and services [member] | Austria [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	8,376	6,928	4,136
Technologies and services [member] | United Kingdom [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	40	1,038	15
Technologies and services [member] | Nordics [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		5	5
Technologies and services [member] | Germany [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	240	200	150
Technologies and services [member] | Other Europe [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	3,210	2,373	440
Technologies and services [member] | Other markets [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	€ 1,294	€ 930	€ 893